Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Differed Tax Assets (Net) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 27,127	$ 289	₨ 24,481
Net Deferred Tax Assets
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	10,319	110	7,073
Net Deferred Tax Assets | Deferred Tax Assets
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	48,038	512	29,521
Net Deferred Tax Assets | Deferred Tax Assets | Compound financial instruments
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	3,459	37	3,466
Net Deferred Tax Assets | Deferred Tax Assets | Mark to market of derivative instruments
Deferred Tax Assets [Abstract]
Deferred tax assets (net)			151
Net Deferred Tax Assets | Deferred Tax Assets | Difference in written down value of PPE and intangibles as per books of account and tax laws
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	7	0	70
Net Deferred Tax Assets | Deferred Tax Assets | Unamortised ancillary borrowing cost
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	1	0	1
Net Deferred Tax Assets | Deferred Tax Assets | Provision for decommissioning costs
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	811	9	592
Net Deferred Tax Assets | Deferred Tax Assets | Expected credit losses
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	69	1	182
Net Deferred Tax Assets | Deferred Tax Assets | Losses and unabsorbed depreciation available for offsetting against future taxable income
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	42,017	448	23,926
Net Deferred Tax Assets | Deferred Tax Assets | Unused tax credit (Minimum alternate tax)
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	346	4	292
Net Deferred Tax Assets | Deferred Tax Assets | Lease liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	817	9	666
Net Deferred Tax Assets | Deferred Tax Assets | Others
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	511	5	175
Net Deferred Tax Assets | Deferred Tax Liabilities
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	37,719	402	22,448
Net Deferred Tax Assets | Deferred Tax Liabilities | Mark to market of derivative instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	1,006	11	667
Net Deferred Tax Assets | Deferred Tax Liabilities | Difference in written down value of PPE and intangibles as per books of account and tax laws
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	35,859	382	20,906
Net Deferred Tax Assets | Deferred Tax Liabilities | Unamortised ancillary borrowing cost
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	94	1	99
Net Deferred Tax Assets | Deferred Tax Liabilities | Right of use asset
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	700	7	712
Net Deferred Tax Assets | Deferred Tax Liabilities | Others
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 60	$ 1	₨ 64